UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 08/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2008 (Unaudited)

DWS Dreman High Return Equity Fund

	Shares	Value ($)

Common Stocks 99.7%
Consumer Discretionary 10.0%
Hotels Restaurants & Leisure 1.2%
Carnival Corp. (a)	1,792,300	66,422,638
Media 0.1%
Walt Disney Co.	112,400	3,636,140
Multiline Retail 0.7%
Macy's, Inc. (a)	1,892,220	39,396,020
Specialty Retail 8.0%
Borders Group, Inc. (a) (b)	3,309,600	23,167,200
Lowe's Companies, Inc. (a)	9,179,920	226,193,229

Staples, Inc. (a)	8,699,000	210,515,800

		459,876,229
Consumer Staples 8.1%
Tobacco
Altria Group, Inc.	11,534,653	242,573,753
Imperial Tobacco Group PLC (ADR)	349,106	23,145,728
Philip Morris International, Inc.	2,251,389	120,899,589
UST, Inc. (a)	1,438,823	77,106,524

		463,725,594
Energy 26.8%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	3,773,024	232,908,772
Apache Corp.	1,951,555	223,218,861
Chevron Corp. (a)	2,585,895	223,214,456
ConocoPhillips	4,532,186	373,950,667
Devon Energy Corp. (a)	3,088,450	315,176,323
Occidental Petroleum Corp. (a)	1,139,068	90,396,436
Valero Energy Corp. (a)	2,045,300	71,094,628

		1,529,960,143
Financials 27.2%
Commercial Banks 11.4%
KeyCorp (a)	11,744,618	141,052,862
PNC Financial Services Group, Inc. (a)	3,145,966	226,352,254
US Bancorp. (a)	4,178,210	133,117,771
Wachovia Corp. (a)	9,357,550	148,691,469

		649,214,356
Diversified Financial Services 7.6%
Bank of America Corp. (a)	8,150,284	253,799,844
CIT Group, Inc. (a)	5,512,005	56,828,772
Citigroup, Inc. (a)	5,315,200	100,935,648
JPMorgan Chase & Co.	526,509	20,265,331

		431,829,595
Insurance 2.7%
Chubb Corp. (a)	1,777,278	85,327,117

Hartford Financial Services Group, Inc. (a)	798,980	50,399,658
The Travelers Companies, Inc.	487,360	21,521,818

		157,248,593
Thrifts & Mortgage Finance 5.5%
Fannie Mae (a)	13,471,298	92,143,678
Freddie Mac (a)	14,447,868	65,159,885
Sovereign Bancorp., Inc. (a)	3,721,984	35,954,365
Washington Mutual, Inc. (a)	29,174,265	118,155,773

		311,413,701
Health Care 16.6%
Biotechnology 0.7%
Amgen, Inc.*	662,290	41,624,927
Health Care Equipment & Supplies 0.1%
Covidien Ltd.	75,643	4,090,017
Health Care Providers & Services 8.0%
Aetna, Inc.	4,375,180	188,745,265

UnitedHealth Group, Inc.	8,876,830	270,299,474

		459,044,739
Pharmaceuticals 7.8%
Eli Lilly & Co.	1,603,380	74,797,677
Pfizer, Inc. (a)	11,193,513	213,908,033
Wyeth (a)	3,565,921	154,333,061

		443,038,771
Industrials 9.3%
Aerospace & Defense 3.5%
Northrop Grumman Corp.	1,045,880	72,008,838
United Technologies Corp.	1,914,980	125,603,538

		197,612,376
Air Freight & Logistics 1.2%
FedEx Corp. (a)	867,607	71,855,212
Industrial Conglomerates 4.6%
3M Co.	1,792,576	128,348,441
General Electric Co. (a)	4,574,420	128,541,202
Tyco International Ltd.	128,310	5,501,933

		262,391,576
Information Technology 0.0%
Electronic Equipment, Instruments & Components
Tyco Electronics Ltd.	56,061	1,844,968
Materials 0.4%
Chemicals 0.0%
Tronox, Inc. "B"	4,368	2,140
Metals & Mining 0.4%
BHP Billiton Ltd. (ADR) (a)	289,400	20,405,594
Telecommunication Services 1.3%
Diversified Telecommunication Services
FairPoint Communications, Inc. (a)	59,290	524,717
Verizon Communications, Inc. (a)	2,019,250	70,916,060

		71,440,777

Total Common Stocks (Cost $6,246,791,957)		5,686,074,106
Securities Lending Collateral 19.3%
Daily Assets Fund Institutional, 2.65% (c) (d) (Cost $1,097,532,225)	1,097,532,225	1,097,532,225
Cash Equivalents 0.0%
Cash Management QP Trust, 2.44% (c) (Cost $942,293)	942,293	942,293
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $7,345,266,475) †	119.0	6,784,548,624
Other Assets and Liabilities, Net	(19.0)	(1,081,628,519)

Net Assets	100.0	5,702,920,105

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.

†

The cost for federal income tax purposes was $7,356,601,121. At August 31, 2008, net unrealized depreciation for all securities based on tax cost was $572,052,497. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,311,687,517 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,883,740,014.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2008 amounted to $1,034,564,913 which is 18.1% of net assets.
(b)

Affiliated issuer. An Affiliated issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund’s transactions during the nine months ended August 31, 2008 with companies which are or were affiliates is as follows:

Affiliate	Value ($) at 11/30/2007	Purchase Cost ($)	Sales Cost ($)	Realized Gain/Loss ($)	Dividend Income ($)	Shares at 8/31/2008	Value ($) at 8/31/2008
Borders Group, Inc.	43,733,709	-	2,758,544	(1,526,513)	384,549	3,309,600	23,167,200
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 6,784,548,624
Level 2	-
Level 3	-
Total	$ 6,784,548,624

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman High Return Equity Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman High Return Equity Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        October 22, 2008